Boston Trust Walden Funds

One Beacon Street
Boston, MA 02108

Boston Trust Walden Equity Fund (WSEFX)
Boston Trust Walden International Equity Fund (WIEFX)
(each a “Fund,” collectively the “Funds”)

Supplement dated August 31, 2026
to the Prospectus dated May 1, 2026,
as supplemented from time to time

Effective August 19, 2026, Kabir Goyal no longer serves as co-portfolio manager of the Boston Trust Walden Equity Fund and lead portfolio manager of the Boston Trust Walden International Equity Fund. Effective August 24, 2026, Sean A. Cameron is added as co-portfolio manager of the Boston Trust Walden Equity Fund. As of August 24, 2026, the Funds’ Prospectus is amended as follows:

1. All references to Kabir Goyal are removed from the Prospectus.

2. “Portfolio Management” on page 19 of the Prospectus with respect to the Boston Trust Walden Equity Fund is deleted and replaced with the following:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Tchintcia S. Barros, CFA, Since 2021
Co-Portfolio Managers:	Stephen J. Amyouny, CFA, Since 2021
Sean A. Cameron, CFA, Since 2026

3. “Portfolio Management” on page 31 of the Prospectus with respect to the Boston Trust Walden International Equity Fund is deleted and replaced with the following:

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	David A. Sandell, CFA, Since 2017
Aaron J. Ziulkowski, CFA, Since 2024

4. The listing under “Portfolio Managers” in the Prospectus on page 50 with regard to Sean A. Cameron, is deleted and replaced with the following:

Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund: Sean A. Cameron, CFA	Mr. Cameron is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2020. Prior to 2020, Mr. Cameron worked as an investment officer and fixed income research analyst at MFS Investment Management, a fixed income portfolio manager at PIMCO, and a financial analyst at Goldman Sachs. He earned an MBA from Harvard Business School and a BA from Princeton University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Please retain this supplement with your Summary Prospectus and Prospectus for future reference.

This Supplement dated August 31, 2026, and the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) each dated May 1, 2026, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

Boston Trust Walden Funds

One Beacon Street
Boston, MA 02108

Boston Trust Walden Equity Fund (WSEFX)
Boston Trust Walden International Equity Fund (WIEFX)
(each a “Fund,” collectively the “Funds”)

Supplement dated August 31, 2026
to the Statement of Additional Information (“SAI”) dated May 1, 2026, as supplemented from time to time

Effective August 19, 2026, Kabir Goyal no longer serves as co-portfolio manager of the Boston Trust Walden Equity Fund and lead portfolio manager of the Boston Trust Walden International Equity Fund. Effective August 24, 2026, Sean A. Cameron is added as co-portfolio manager of the Boston Trust Walden Equity Fund. As of August 24, 2026, the Funds’ SAI is amended as follows:

1. All references to Kabir Goyal are removed from the SAI.

2. The information regarding the Boston Trust Walden Equity Fund under “Portfolio Manager Information” on page 19 of the SAI is deleted and replaced with the following:

Boston Trust Walden Equity Fund	Tchintcia S. Barros, CFA, Lead Portfolio Manager Stephen J. Amyouny, CFA, Co-Portfolio Manager Sean A. Cameron, CFA, Co-Portfolio Manager

3. The table listing the number and types of other accounts managed by Sean A. Cameron and assets under management in those accounts on page 20 of the SAI, is deleted and replaced with the following:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED ($MILLIONS)	OTHER POOLED INVESTMENT VEHICLE ACCOUNTS	ASSETS MANAGED	OTHER ACCOUNTS	ASSETS MANAGED ($MILLIONS)
SEAN A. CAMERON*	0	$—	0	$—	63	$2,385.85

*As of July 31, 2026.

4. The dollar range of equity securities beneficially owned by Sean A. Cameron on page 21 of the SAI is replaced with the following:

PORTFOLIO MANAGER		DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
SEAN A. CAMERON*	Boston Trust Walden Balanced Fund	$0
	Boston Trust Walden Equity Fund	$0

*As of July 31, 2026.

Please retain this supplement with your SAI for future reference.

This Supplement dated August 31, 2026, and the Summary Prospectus, Prospectus and SAI each dated May 1, 2026, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.